Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning Balance	$ 5,425	$ 2,909
Ending Balance	1,633	5,425	$ 2,909
Intangible assets other than goodwill	1,633	5,425	2,909
Gross amounts of assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning Balance	17,172	13,883	10,776
Additions other than through business combinations, intangible assets other than goodwill	58	3,370	3,111
Disposals and retirements, intangible assets other than goodwill	(3,315)	(81)	(4)
Reclassifications	(10)
Ending Balance	13,905	17,172	13,883
Intangible assets other than goodwill	13,905	13,883	10,776
Accumulated amortization [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning Balance	11,747	10,974	10,349
Increase (decrease) through transfers, intangible assets other than goodwill	1,176	838	629
Disposals and retirements, intangible assets other than goodwill	(609)	(65)	(4)
Ending Balance	12,272	11,747	10,974
Intangible assets other than goodwill	11,747	$ 10,974	$ 10,974
Changes in intangible assets other than goodwill [abstract]
Amortization expense of the year	$ (42)